Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000014299
Account Value [Line Items]
Line Graph and Table Measure Name	Global Macro Portfolio
Account Value	$ 14,204	$ 14,239	$ 14,121	$ 14,105	$ 13,989	$ 14,006	$ 13,825	$ 13,826	$ 13,597	$ 13,451	$ 13,338	$ 13,161	$ 13,081	$ 13,066	$ 13,146	$ 13,131	$ 13,084	$ 12,881	$ 12,741	$ 12,710	$ 12,727	$ 12,666	$ 12,467	$ 12,269	$ 11,982	$ 11,892	$ 11,997	$ 11,755	$ 11,960	$ 12,135	$ 12,258	$ 12,086	$ 12,326	$ 12,491	$ 12,525	$ 12,418	$ 12,481	$ 12,514	$ 12,519	$ 12,452	$ 12,470	$ 12,404	$ 12,323	$ 12,257	$ 12,318	$ 12,309	$ 12,257	$ 12,140	$ 11,964	$ 11,941	$ 11,959	$ 11,813	$ 11,803	$ 11,671	$ 11,363	$ 11,074	$ 11,867	$ 11,917	$ 11,833	$ 11,645	$ 11,497	$ 11,480	$ 11,365	$ 11,419	$ 11,253	$ 11,088	$ 11,023	$ 10,997	$ 10,997	$ 10,921	$ 10,781	$ 10,768	$ 10,811	$ 10,879	$ 10,896	$ 11,014	$ 10,994	$ 11,061	$ 11,128	$ 11,194	$ 11,199	$ 11,229	$ 11,148	$ 11,141	$ 11,097	$ 11,029	$ 11,022	$ 10,954	$ 10,971	$ 10,940	$ 10,909	$ 10,854	$ 10,728	$ 10,720	$ 10,690	$ 10,612	$ 10,687	$ 10,657	$ 10,626	$ 10,483	$ 10,433	$ 10,408	$ 10,335	$ 10,299	$ 10,192	$ 10,180	$ 10,279	$ 10,249	$ 10,180	$ 10,033	$ 10,163	$ 10,248	$ 10,212	$ 10,276	$ 10,240	$ 10,205	$ 10,213	$ 10,137	$ 10,016	$ 10,055	$ 10,000
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Account Value	$ 12,328	12,497	12,354	12,220	11,988	11,885	11,781	11,974	11,867	11,949	11,972	11,602	11,216	11,296	11,494	11,509	11,505	11,512	11,557	11,498	11,249	11,431	11,174	11,307	11,026	11,064	11,431	11,738	11,446	11,622	11,638	11,960	12,223	12,388	12,586	12,637	12,548	12,580	12,700	12,726	12,570	12,509	12,481	12,448	12,497	12,695	12,763	12,724	12,652	12,651	12,605	12,697	12,560	12,498	12,462	12,264	12,458	12,307	12,089	12,114	12,128	12,149	12,205	11,935	11,842	11,678	11,512	11,505	11,303	11,289	11,171	11,012	10,958	10,980	11,022	10,988	10,985	10,965	10,924	10,965	10,875	10,899	10,977	10,953	10,936	10,890	10,941	10,842	10,806	10,837	10,774	10,701	10,706	10,615	10,654	10,625	10,803	10,909	10,910	10,916	10,851	10,648	10,604	10,586	10,499	10,399	10,249	10,277	10,272	10,239	10,179	10,206	10,106	10,233	10,275	10,333	10,274	10,335	10,146	10,094	10,000
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,821	$ 11,777	$ 11,726	$ 11,670	$ 11,618	$ 11,571	$ 11,515	$ 11,466	$ 11,415	$ 11,368	$ 11,320	$ 11,267	$ 11,217	$ 11,167	$ 11,116	$ 11,066	$ 11,022	$ 10,972	$ 10,929	$ 10,895	$ 10,848	$ 10,813	$ 10,779	$ 10,741	$ 10,706	$ 10,689	$ 10,663	$ 10,645	$ 10,640	$ 10,638	$ 10,630	$ 10,629	$ 10,626	$ 10,624	$ 10,625	$ 10,624	$ 10,623	$ 10,624	$ 10,623	$ 10,623	$ 10,622	$ 10,623	$ 10,622	$ 10,622	$ 10,621	$ 10,621	$ 10,620	$ 10,618	$ 10,617	$ 10,616	$ 10,615	$ 10,614	$ 10,612	$ 10,611	$ 10,611	$ 10,610	$ 10,579	$ 10,563	$ 10,549	$ 10,534	$ 10,521	$ 10,501	$ 10,482	$ 10,461	$ 10,442	$ 10,419	$ 10,395	$ 10,376	$ 10,353	$ 10,334	$ 10,314	$ 10,295	$ 10,274	$ 10,256	$ 10,240	$ 10,222	$ 10,206	$ 10,189	$ 10,173	$ 10,160	$ 10,146	$ 10,136	$ 10,124	$ 10,113	$ 10,105	$ 10,096	$ 10,087	$ 10,077	$ 10,069	$ 10,060	$ 10,055	$ 10,049	$ 10,047	$ 10,043	$ 10,038	$ 10,034	$ 10,032	$ 10,030	$ 10,025	$ 10,023	$ 10,020	$ 10,016	$ 10,016	$ 10,013	$ 10,008	$ 10,006	$ 10,006	$ 10,002	$ 10,002	$ 10,002	$ 10,002	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,000	$ 10,000	$ 10,000